EATON VANCE SERIES TRUST II
Two International Place
Boston, MA 02110
Telephone: (617) 482-8260
Fax: (617) 338-8054

CERTIFICATION

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and Regulation S-T, Eaton Vance Series Trust II (the “Registrant”) on behalf of Eaton Vance Parametric Tax-Managed Emerging Markets Fund (the “Fund”) (1933 Act File No. 02-42722) certifies (a) that the form of statement of additional information dated November 1, 2011 used with respect to the Fund, does not differ materially from the statement of additional information contained in Post-Effective Amendment No. 79 (“Amendment No. 79”) to the Registrant’s Registration Statement on Form N-1A, and (b) that Amendment No. 79 was filed electronically with the Securities and Exchange Commission (Accession No. 0000940394-11-001137) on October 27, 2011.

EATON VANCE SERIES TRUST II By: /s/ Maureen A. Gemma Maureen A. Gemma, Secretary

Date: November 2, 2011